CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 12,907,407	$ 1,845,734	¥ 12,405,582	¥ 4,640,171
Cost of materials, storage and logistics	6,001,463	858,198	6,256,744	2,562,254
Other operating costs	(756,465)	(108,173)	(572,621)	(272,773)
Sales and marketing expenses	(1,362,504)	(194,835)	(1,108,911)	(261,563)
General and administrative expenses	(2,450,379)	(350,400)	(1,113,387)	(363,099)
Total operating expenses	(11,560,170)	(1,653,082)	(9,518,983)	(3,566,068)
Income from operations	1,347,237	192,652	2,886,599	1,074,103
Fair value change of forward contract related to Series B+ preferred shares (Note 18)				(105,483)
Financial income, net	147,494	21,091	37,306	17,016
Others, net	123,355	17,640	118,193	20,691
Income before income tax	1,618,086	231,383	3,042,098	1,006,327
Income tax expenses	(431,741)	(61,738)	(527,507)	(203,761)
Net income	1,186,345	169,645	2,514,591	802,566
Less: Net income attributable to non-controlling interests	(15,196)	(2,173)	(17,368)	(1,663)
Add: Net loss attributable to redeemable non-controlling interests			18,891
Net income attributable to the Company	1,171,149	167,472	2,516,114	800,903
Less: accretion to redemption value of convertible redeemable preferred shares	(20,082)	(2,872)	(62,000)	(43,330)
Cumulative undeclared dividends on convertible redeemable preferred shares	(15,702)	(2,245)	(51,032)	(32,081)
Less: accretion to redemption value of redeemable non-controlling interests			(18,891)
Net income attributable to the Company's ordinary shareholders	1,135,365	162,355	2,384,191	725,492
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of nil income tax expenses	(68,455)	(9,789)	11,756	(9,159)
Total comprehensive income	1,117,890	159,856	2,526,347	793,407
Less: Comprehensive income attributable to non-controlling interests	(15,196)	(2,173)	(17,368)	(1,663)
Add: Net loss attributable to redeemable non-controlling interests			18,891
Comprehensive income attributable to the Company	¥ 1,102,694	$ 157,683	¥ 2,527,870	¥ 791,744
Weighted average number of ordinary shares used in computing net income per share, basic and diluted
Basic | shares	162,470,727	162,470,727	100,628,189	104,465,049
Diluted | shares	164,714,666	164,714,666	100,628,189	152,731,792
Net income per ordinary share
Basic | (per share)	¥ 6.27	$ 0.9	¥ 14.26	¥ 5.04
Diluted | (per share)	¥ 6.18	$ 0.88	¥ 14.26	¥ 4.98
Franchised Teahouses
Net revenues
Total net revenues	¥ 11,417,091	$ 1,632,622	¥ 11,632,374	¥ 4,395,908
Company-owned teahouse operating costs
Net revenues
Total net revenues	1,490,316	213,112	773,208	244,263
Operating costs	¥ (989,359)	$ (141,476)	¥ (467,320)	¥ (106,379)